Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 112,775,678	$ 114,549,279	$ 106,244,916
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation	(26,367,517)	(22,835,469)	(18,522,217)
Asset Impairment Charges	0	13,832,716	0
Amortization and write off of deferred charges	538,789	475,511	342,861
Net gain on sale of vessel	(5,692,653)	(5,158,370)	0
Amortization of fair value of below market time charters acquired	(4,954,176)	(11,368,879)	(10,827,595)
Gain on time charter agreements termination	0	(15,984,253)	0
Share-based compensation	1,519,933	1,083,414	951,385
Unrealized (gain) / loss on derivatives	(609,209)	4,036,107	(4,223,839)
Changes in operating assets and liabilities: (Increase) / decrease in:
Trade accounts receivable	(2,513,137)	(1,464,979)	701,768
Prepaid expenses	(835,198)	(152,627)	32,523
Other receivables	1,500,143	3,239,195	(3,792,426)
Inventories	(652,798)	178,138	(31,723)
Due from related company	0	32,146	(32,146)
Increase / (decrease) in:
Due to related company	363,365	1,298,941	(309,970)
Trade accounts payable	779,251	(1,079,404)	2,014,706
Accrued expenses	2,616,667	109,232	53,458
Deferred revenues	(3,038,282)	3,545,489	4,436,436
Net cash provided by operating activities	128,165,890	130,007,125	114,082,571
Cash flows from investing activities:
Cash paid for vessels under construction	(173,719,072)	(111,475,509)	(50,866,784)
Cash paid for vessel acquisitions including attached time charter agreements and vessel improvements	(5,201,697)	(817,740)	(39,822,933)
Net proceeds and advances from sale of vessels	10,146,400	10,100,598	3,556,641
Net cash used in investing activities	(168,774,369)	(102,192,651)	(87,133,076)
Cash flows from financing activities:
Cash paid for share repurchase	(1,065,750)	(3,145,435)	(5,026,746)
Dividends paid	(16,839,457)	(13,982,351)	(10,804,879)
Offering expenses paid	0	(102,896)	(27,633)
Loan arrangement fees paid	(1,398,700)	(731,000)	(115,500)
Proceeds from long-term debt	114,400,000	92,000,000	19,250,000
Repayment of long-term debt	(38,137,585)	(68,975,000)	(30,284,460)
Net cash (used in) / provided by financing activities	56,958,508	5,063,318	(27,009,218)
Net (decrease) / increase in cash, cash equivalents and restricted cash	16,350,029	32,877,792	(59,723)
Cash, cash equivalents and restricted cash at beginning of year	64,316,298	31,438,506	31,498,229
Cash, cash equivalents and restricted cash at end of year	80,666,327	64,316,298	31,438,506
Cash breakdown
Cash and cash equivalents	73,739,504	58,613,304	25,845,333
Restricted cash, current	926,823	2,994	2,193,173
Restricted cash, long term	6,000,000	5,700,000	3,400,000
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	80,666,327	64,316,298	31,438,506
Supplemental cash flow information
Cash paid for interest, net of capitalized expenses	9,967,322	5,788,025	5,100,982
Financing, and investing activities fees:
Offering expenses accrued	0	0	56,877
Capital expenditures and improvements for vessels under construction included in liabilities	1,147,540	2,371,700	648,979
Dividends declared but not paid	$ 121,030	$ 105,250	$ 66,375